Puttable Preferred Shares and Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Preferred Shares Outstanding

At December 31, 2018, the Company had the following preferred shares outstanding:

					Liquidation preference
	Shares		Dividend rate	Redemption by Company	December 31,	December 31,
Series	Authorized	Issued	per annum	permitted on or after	2018	2017
A	315,000	—	―	―	$ ―	$ ―
B	260,000	—	―	―	―	―
C	40,000,000	—	―	―	―	―
D	20,000,000	7,017,313(2)	7.95%	January 30, 2018(2)	175,433(1)	125,772
E	15,000,000	5,415,937	8.25%	February 13, 2019(2)	135,398	135,398
F	20,000,000	― (3)	―	―	― (3)	140,000
G	15,000,000	7,800,800	8.20%	June 16, 2021(2)	195,020	195,020
H	15,000,000	9,025,105	7.875%	August 11, 2021(2)	225,628	225,628
I	6,000,000	6,000,000	8.00%	October 30, 2023(2)	150,000	―
R	1,000,000	―	―	―	―	―

      __________

(1)	Includes 1,986,449 puttable preferred shares, with aggregate liquidation preference of $49,661,000.
(2)

Redeemable by the Company, in whole or in part, at a redemption price equal to its liquidation preference of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.

(3)	In July 2018, the Company redeemed all Series F preferred shares for $140,000,000 plus accrued dividends of $3,430,000.